Shareholders equity - Dividends (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2021 Vote GH₵ / shares	Dec. 31, 2020 GH₵ / shares	Dec. 31, 2019 GH₵ / shares
Shareholders' equity
Common stock voting rights | Vote		1
Dividend forfeiture period		12 years
Dividend | GH₵ / shares		GH₵ 12.50	GH₵ 12.50	GH₵ 4.17
Gerchen Keller Capital (GKC)
Shareholders' equity
Contingent equity consideration	$ 15,000,000
Percentage of non-performance risk	10.00%
Fair value of contingent consideration	$ 13,500,000
Shares to be issued as consideration	2,461,682
Threshold limit of performance fee income	$ 100,000,000
Interim dividend
Shareholders' equity
Dividend | GH₵ / shares		6.25		GH₵ 4.17
Final dividend
Shareholders' equity
Dividend | GH₵ / shares		GH₵ 6.25	GH₵ 12.50